Related party transactions	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Related party transactions
36.	Related party transactions

a)	Parent and ultimate controlling party
The Company has neither a parent company nor an ultimate controlling party. The transactions between the Company and its subsidiaries were eliminated in the accompanying consolidated financial statements and were not disclosed herein. The transactions between the Group and other related parties are as follows.

b)	Names of related parties and relationship

Name	Relationship
Unimos Shanghai	Associate
JMC	Associate

c)	Significant related party transactions

(a)	Purchases of materials

	Year ended December 31,
	2018	2019	2020
	NT$000	NT$000	NT$000
JMC	132,494	9	—

Purchases of materials from associate is based on normal commercial terms and conditions. The payment terms of the purchases from associate have no significant differences with third party suppliers.

(b)	Acquisition of financial assets
In January 2018, ChipMOS BVI participated in Unimos Shanghai’s increase of paid-in
capital based on its shareholding amounted to NT$794,694 thousand.

d)	Key management personnel compensation

	Year ended December 31,
	2018	2019	2020
	NT$000	NT$000	NT$000
Salaries and other short-term employee benefits	151,095	178,713	186,854
Post-employment compensation	2,067	2,049	4,258
Share-based payments	6,763	—	—

	159,925	180,762	191,112